SUBSIDIARY PUBLIC ISSUERS - Condensed Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about consolidated structured entities [line items]
Current assets	$ 2,902	$ 6,110
Non-current assets	108,354	115,406
Assets held for sale	387	1,004
Current liabilities	12,326	10,143
Non-current liabilities	54,242	65,474
Liabilities associated with assets held for sale	140	163
Equity attributable to interests of others in operating subsidiaries and properties	15,985	18,456
Equity attributable to Unitholders	28,530	28,284
Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Current assets	0	0
Non-current assets	14,517	13,273
Assets held for sale	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	14,097	13,273
BOP Split Corp.
Disclosure of information about consolidated structured entities [line items]
Current assets	12	52
Non-current assets	11,739	11,748
Assets held for sale	0	0
Current liabilities	995	2,806
Non-current liabilities	6,173	3,053
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	4,583	5,941
Brookfield Office Properties Inc. (“BPO”)
Disclosure of information about consolidated structured entities [line items]
Current assets	127	151
Non-current assets	23,830	20,359
Assets held for sale	0	0
Current liabilities	131	678
Non-current liabilities	6,744	4,738
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	2,284	2,284
Equity attributable to Unitholders	14,798	12,810
Brookfield Property Preferred Equity Inc.
Disclosure of information about consolidated structured entities [line items]
Current assets	0	0
Non-current assets	0	0
Assets held for sale	0	0
Current liabilities	0	0
Non-current liabilities	0	0
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	0	0
Brookfield Property Finance ULC
Disclosure of information about consolidated structured entities [line items]
Current assets	673	596
Non-current assets	429	0
Assets held for sale	0	0
Current liabilities	15	593
Non-current liabilities	1,078	0
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	9	3
Holding Entities
Disclosure of information about consolidated structured entities [line items]
Current assets	8,436	6,144
Non-current assets	29,367	30,277
Assets held for sale	0	0
Current liabilities	5,981	5,731
Non-current liabilities	2,871	2,406
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	28,951	28,284
Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Current assets	176	330
Non-current assets	2,049	1,775
Assets held for sale	0	0
Current liabilities	1,129	1,834
Non-current liabilities	519	5
Liabilities associated with assets held for sale	0	0
Equity attributable to interests of others in operating subsidiaries and properties	0	0
Equity attributable to Unitholders	577	266
Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Current assets	(6,522)	(1,163)
Non-current assets	26,423	37,974
Assets held for sale	387	1,004
Current liabilities	4,075	(1,499)
Non-current liabilities	36,857	55,272
Liabilities associated with assets held for sale	140	163
Equity attributable to interests of others in operating subsidiaries and properties	13,701	16,172
Equity attributable to Unitholders	(34,485)	(32,293)
Preference shares
Disclosure of information about consolidated structured entities [line items]
Preferred equity	420	$ 0
Preference shares | Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Preferred equity	420
Preference shares | BOP Split Corp.
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0
Preference shares | Brookfield Office Properties Inc. (“BPO”)
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0
Preference shares | Brookfield Property Preferred Equity Inc.
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0
Preference shares | Brookfield Property Finance ULC
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0
Preference shares | Holding Entities
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0
Preference shares | Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Preferred equity	0
Preference shares | Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Preferred equity	$ 0